CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
ASSETS
Cash and due from banks	$ 1,718,137	$ 1,057,393	$ 1,408,167
Transactions in the course of collection	415,917	255,968	206,972
Financial assets held-for-trading	2,500,005	1,538,578	1,379,958
Cash collateral on securities borrowed and reverse repurchase agreements	148,906	91,641	55,703
Derivative instruments	2,027,755	1,247,941	939,649
Loans and advances to banks	1,234,943	760,021	1,173,187
Loans to customers, net	40,550,009	24,955,692	24,843,655
Financial assets available-for-sale	2,480,079	1,526,315	374,470
Investments in other companies	58,124	35,771	30,314
Intangible assets	117,731	72,455	65,036
Property and equipment	351,395	216,259	219,082
Investment properties	23,246	14,306	14,674
Current tax assets	37,423	23,032	6,657
Deferred tax assets, net	262,036	161,265	176,923
Other assets	982,728	604,800	462,857
TOTAL ASSETS	52,908,434	32,561,437	31,357,304
LIABILITIES
Current accounts and other demand deposits.	14,486,954	8,915,706	8,321,148
Transactions in the course of payments	48,538	29,871	25,702
Cash collateral on securities lent and repurchase agreements	317,489	195,392	216,817
Saving accounts and time deposits.	16,358,933	10,067,778	10,552,901
Derivative instruments	2,263,450	1,392,995	966,509
Borrowings from financial institutions	1,941,777	1,195,028	1,040,026
Debt issued	10,543,807	6,488,975	6,177,927
Other financial obligations	222,873	137,163	186,199
Current tax liabilities	5,611	3,453
Provisions	316,099	194,537	187,568
Employee benefits	140,760	86,628	83,345
Other liabilities	501,378	308,563	291,488
TOTAL LIABILITIES	47,147,669	29,016,089	28,049,630
EQUITY
Capital	3,690,754	2,271,401	2,138,047
Reserves	1,315,433	809,557	709,771
Other comprehensive income	206	127	(14,507)
Retained earnings from previous periods	105,595	64,986	64,986
Income for the year	929,561	572,080	575,051
Provisions for minimum dividend	(280,786)	(172,804)	(165,675)
Non-controlling interest	2	1	1
TOTAL EQUITY	5,760,765	3,545,348	3,307,674
TOTAL LIABILITIES AND EQUITY	$ 52,908,434	$ 32,561,437	$ 31,357,304